Accounts Receivable, net (Details) - Schedule of accounts receivable, net - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts receivable, net [Abstract]
Accounts receivable	$ 15,896,127	$ 12,910,734
Less: Allowance for doubtful accounts	(1,581,142)	(1,669,658)
Total accounts receivable, net	$ 14,314,985	$ 11,241,076